FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Interest income	$ 1,052	$ 1,555
Foreign currency translation income (loss), net	(572)	34
Interest expenses	(470)	(466)
Income from derivatives remeasurement	11,787	1,448
Other expenses	(508)	(310)
Financial income, net	$ 11,289	$ 2,261